Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Schedule of Segmented Information

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2026	Financial Services(1)	Manufacturing	Energy, Utilities, Resources and Services	Retail(2)	Communication(3)	Hi-Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,631	3,282	2,688	2,605	2,455	1,572	1,383	542	20,158
Identifiable operating expenses	3,149	2,010	1,505	1,302	1,570	936	864	334	11,670
Allocated expenses	1,055	546	508	504	451	273	243	128	3,708
Segment profit	1,427	726	675	799	434	363	276	80	4,780
Unallocable expenses#									695
Operating profit									4,085
Other income, net (Refer to Note 2.16)									468
Finance cost (Refer to Note 2.8)									47
Profit before Income taxes									4,506
Income tax expense									1,190
Net profit									3,316
Depreciation and amortization									552
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2025	Financial Services(1)*	Manufacturing	Energy, Utilities, Resources and Services	Retail(2)	Communication(3)	Hi-Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,342	2,980	2,568	2,609	2,260	1,548	1,400	570	19,277
Identifiable operating expenses	3,059	1,911	1,406	1,293	1,469	897	848	354	11,237
Allocated expenses	971	495	441	472	396	270	237	118	3,400
Segment profit	1,312	574	721	844	395	381	315	98	4,640
Unallocable expenses									569
Operating profit									4,071
Other income, net (Refer to Note 2.16)									425
Finance cost (Refer to Note 2.8)									49
Profit before Income taxes									4,447
Income tax expense									1,285
Net profit									3,162
Depreciation and amortization									569
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2024	Financial Services(1)	Manufacturing	Energy, Utilities, Resources and Services	Retail(2)	Communication(3)	Hi-Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,093	2,696	2,417	2,719	2,173	1,498	1,391	575	18,562
Identifiable operating expenses	2,993	1,763	1,309	1,414	1,337	874	811	355	10,856
Allocated expenses	973	423	444	473	391	245	230	128	3,307
Segment profit	1,127	510	664	832	445	379	350	92	4,399
Unallocable expenses									565
Operating profit									3,834
Other income, net (Refer to Note 2.16)									568
Finance cost (Refer to Note 2.8)									56
Profit before Income taxes									4,346
Income tax expense									1,177
Net profit									3,169
Depreciation and amortization									565
Non-cash expenses other than depreciation and amortization									—

(1)
Financial Services include enterprises in Financial Services and Insurance
(2)
Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)
Communication includes enterprises in Communication, Telecom OEM and Media
(4)
Life Sciences includes enterprises in Life sciences and Health care
(5)
Others include operating segments of businesses in India, Japan, China, Infosys Public Services & identified enterprises in Public Services.

# Unallocable expense includes impact of $ 143 million towards impact of Labour Codes for the year ended March 31, 2026 (Refer to note 2.13)